Label	Element	Value
Calamos High Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Calamos Investment Trust

Supplement dated September 17, 2021 to the

CALAMOS® FAMILY OF FUNDS Prospectus

dated March 1, 2021, as amended April 1, 2021, April 30, 2021, May 4, 2021 and June 30, 2021

Effective August 24, 2021, the Bloomberg Barclays fixed income benchmark indices are rebranded as the “Bloomberg Fixed Income Indices”, with the removal of the Barclays name.

Risk/Return [Heading]	rr_RiskReturnHeading	Calamos High Income Opportunities Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective August 24, 2021, on page 101 of the Prospectus, in the Average Annual Total Returns table for the Calamos High Income Opportunities Fund, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index is renamed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 24, 2021, on page 101 of the Prospectus, in the Average Annual Total Returns table for the Calamos High Income Opportunities Fund, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index is renamed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement for future reference.